CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 82,235,959	$ 128,793,421	$ 114,105,518
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	11,691,731	11,962,983	8,179,376
Amortization	1,216,959	775,053	854,364
Loss on disposal of property, plant and equipment	3,228,845	293,098	3,024,830
Allowance for doubtful accounts - accounts receivable, net	23,783	123,239	34,902
Allowance for doubtful accounts - prepayments and other receivables	0	65,341	788
Impairment for other non-current assets	0	1,225,200	0
Write-down of obsolete inventories	0	256,862	76,587
Deferred income tax benefit	(3,252,516)	(3,006,541)	(170,345)
Share-based compensation	33,903,283	24,405,511	12,114,272
Equity in (income) /loss of an equity method investee	(3,509,071)	(2,519,201)	1,311,278
Loss from disposal of a subsidiary	0	75,891	0
Excess tax benefits from share-based compensation arrangements	0	(2,613,831)	(1,518,702)
Change in operating assets and liabilities:
Accounts receivable	(39,918,939)	(10,971,773)	(7,146,311)
Inventories	(42,078,261)	(40,077,384)	(32,095,328)
Prepayments and other current assets	(1,777,783)	1,946,800	879,165
Accounts payable	977,152	2,966,885	5,348,896
Income tax payable	6,047,808	6,022,145	(1,926,093)
Other payables and accrued expenses	16,821,694	4,221,669	6,734,988
Deferred income	(493,897)	(686,757)	(416,185)
Non-current income tax payable	37,067,138	0	0
Net cash provided by operating activities	102,183,885	123,258,611	109,392,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment for time deposits	(22,669,000)	0	0
Payment for property, plant and equipment	(37,504,440)	(49,371,318)	(38,790,998)
Payment for intangible assets and land use rights	(786,691)	(1,635,891)	(13,500,526)
Refund of payments and deposits related to land use right	0	10,297,893	0
Proceeds from disposal of property, plant and equipment and land use rights	64,914	393,019	827,020
Loans lent to a third party	0	(12,332,718)	(40,744,167)
Proceeds from disposal of a subsidiary	0	128,654	0
Receipt of government grants related to property and equipment	0	0	2,452,864
Net cash used in investing activities	(60,895,217)	(52,520,361)	(89,755,807)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from stock option exercised	867,546	3,558,796	7,745,978
Proceeds from short-term bank loans	23,009,280	0	15,770,881
Repayment of short-term bank loans	(23,412,060)	0	(47,201,255)
Repayment of long-term bank loans	0	0	(66,300,000)
Maturity of deposit as security for bank loans	0	37,756,405	63,152,258
Net proceeds from reissuance of treasury stock	0	0	80,583,959
Excess tax benefits from share-based compensation arrangements	0	2,613,831	1,518,702
Dividend paid by subsidiaries to noncontrolling interest shareholders	(18,789,151)	(7,921,952)	0
Dividend to the trial court to be held in escrow as to dispute with Jie’an	0	0	(3,690,814)
Payment to noncontrolling interest shareholders in connection with their capital withdrawal	0	(58,091,018)	0
Net cash (used in)/provided by financing activities	(18,324,385)	(22,083,938)	51,579,709
EFFECT OF FOREIGN EXCHANGE RATE CHANGES ON CASH	12,607,032	(9,826,672)	(7,098,233)
NET INCREASE IN CASH AND CASH EQUIVALENTS	35,571,315	38,827,640	64,117,669
Cash and cash equivalents at beginning of year	183,765,533	144,937,893	80,820,224
Cash and cash equivalents at end of year	219,336,848	183,765,533	144,937,893
Supplemental cash flow information
Cash paid for income taxes	24,691,429	22,210,476	23,348,371
Cash paid for interest expense	252,353	84,664	1,526,807
Noncash investing and financing activities:
Acquisition of property, plant and equipment included in payables	7,548,964	4,912,937	6,363,392
Loan receivable offset by accounts payable	$ 0	$ 5,848,400	$ 0